Restricted Net Assets and Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,631	¥ 24,637	¥ 61,483
Short-term investments	8	54
Amounts due from intra-Group companies	10,388	70,486	89,638
Prepayments and other current assets	3,632	24,637	26,497
Total current assets	17,659	119,814	177,742
Investment in subsidiaries	87,674	594,879	707,892
Total non-current assets	87,674	594,879	707,892
TOTAL ASSETS	105,333	714,693	885,634
Accrued expenses and other current liabilities	58	396	300
Amounts due to intra-Group companies	12,613	85,578	64,820
Total current liabilities	12,671	85,974	65,120
Net liabilities of the VIEs			11,517
Total non-current liabilities			11,517
TOTAL LIABILITIES	12,671	85,974	76,637
SHAREHOLDERS’ EQUITY
Treasury stock	17,836	121,020	49,054
Additional paid-in capital	132,743	900,672	1,066,860
Accumulated other comprehensive income	1,761	11,950	16,507
Accumulated deficit	(24,023)	(162,998)	(225,431)
TOTAL SHAREHOLDERS’ EQUITY	92,662	628,719	808,997
TOTAL LIABILITIES, AND SHAREHOLDERS’ EQUITY	105,333	714,693	885,634
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	12	81	81
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	$ 5	¥ 34	¥ 34